SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENT
SUBSEQUENT EVENT

NOTE 21—SUBSEQUENT EVENTS

        On January 15, 2014, AMCE launched a cash tender offer and consent solicitation for any and all of its then outstanding 8.75% Senior Fixed Rate Notes due 2019 ("Notes due 2019") at a purchase price of $1,038.75 plus a $30.00 consent fee for each $1,000 principal amount of Notes due 2019 validly tendered and accepted by AMCE on or before the consent payment deadline on January 29, 2014 at 5:00 p.m. New York City time (the "Consent Date"). Holders of $463,950,000, or approximately 77.33%, of the Notes due 2019 validly tendered (or defective tender waived by AMCE) and did not withdraw their Notes due 2019 prior to the expiration of the Consent Date. An additional $14,000 of Notes due 2019 were tendered from the Consent Date to the expiration date of the tender offer. The consents received exceeded the number needed to approve the proposed amendments to the indenture under which the Notes due 2019 were issued. On February 7, 2014, AMCE amended the indenture governing the Notes due 2019 to eliminate substantially all of the restrictive covenants and certain events of default and other related provisions. On February 7, 2014, AMCE accepted for purchase $463,950,000 aggregate principal amount, plus accrued and unpaid interest of the Notes due 2019, at a purchase price of $1,038.75 plus a $30.00 consent fee for each $1,000 principal amount of Notes due 2019 validly tendered (or defective tender waived by AMCE), and, on February 14, 2014, AMCE accepted for purchase the additional $14,000 of Notes due 2019 tendered after the Consent Date, plus accrued and unpaid interest, at a purchase price of $1,038.75 for each $1,000 principal amount of Notes due 2019 validly tendered. The Company expects to record a gain on extinguishment related to the cash tender offer and redemption of the Notes due 2019 of approximately $4,383,000 in Other expense during the three months ended March 31, 2014.

        On February 7, 2014, AMCE completed the offering of $375,000,000 aggregate principal amount of its senior subordinated notes due 2022 (the "Notes due 2022") in a private offering. The Notes due 2022 mature on February 15, 2022. AMCE will pay interest on the Notes due 2022 at 5.875% per annum, semi-annually in arrears on February 15th and August 15th, commencing on August 15, 2014. AMCE may redeem some or all of the Notes due 2022 at any time on or after February 15, 2017 at 104.406% of the principal amount thereof, declining ratably to 100% of the principal amount thereof on or after February 15, 2020, plus accrued and unpaid interest to the redemption date. Prior to February 15, 2017, AMCE may redeem the Notes due 2022 at par plus a make-whole premium. AMCE used the net proceeds from the Notes due 2022 private offering, together with a portion of the net proceeds from the Holdings' IPO, to pay the consideration and consent payments for the tender offer for the Notes due 2019, plus any accrued and unpaid interest and related transaction fees and expenses.

        On February 7, 2014, in connection with the issuance of the Notes due 2022, AMCE entered into a registration rights agreement. Subject to the terms of the registration rights agreement, within 120 days after the issue date of the Notes due 2022, AMCE will file one or more registration statements pursuant to the Securities Act of 1933, as amended, relating to notes having substantially identical terms as the Notes due 2022 as part of our offer to exchange freely tradable exchange notes, the Notes due 2022, and will use its commercially reasonable efforts to cause the registration statement to become effective within 210 days after the issue date. If AMCE fails to meet these requirements, a special interest rate will accrue on the principal amount of the Notes due 2022 at a rate of $0.192 per week per $1,000 principal amount shall occur to the date it has been cured.